Investments - Available For Sale Short Term Investments by Major Security Type (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-sale [Line Items]
Cost Total	$ 1.7
Fair Value Total	1.7
Less than 1 year	0.5
1 to 5 years	1.2
Term deposits
Debt Securities, Available-for-sale [Line Items]
Cost Total	1.7
Fair Value Total	1.7
Less than 1 year	0.5
1 to 5 years	$ 1.2